Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current Liabilities
Accrued payroll and related expenses	$ 26,329	$ 22,586
Guarantee deposit received	34,270	14,251
Accrued mask, mold fees and other expenses for RD	14,813	10,330
Received in advance from disposal of land	7,383
Accrued software maintenance	7,222	3,850
Lease liabilities	4,636	4,218
Payable for purchases of building and equipment	3,102	2,670
Provision on onerous inventory contract	599	5,791
Allowance for sales discounts	552	2,180
Accrued insurance, welfare expenses, professional fee	10,385	9,659
Other current liabilities	$ 109,291	$ 75,535